UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       CAPTRUST FINANCIAL ADVISORS
Address    4208 SIX FORKS ROAD, SUITE 170
           RALEIGH NC 27609


Form 13F File Number:    028-14079

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    DENISE M. BUCHANAN
Title   CHIEF COMPLIANCE OFFICER
Phone   919-870-6822

Signature, Place, and Date of Signing:

/s/ Denise M. Buchanan       Raleigh, North Carolina       November 9, 2012
----------------------       -----------------------       ----------------
[Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      94
Form 13F Information Table Value Total:      329,857   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
ISHARES MSCI ACWI INDEX FUND   ETF              464288257      490     10372 SH                                  0 0        0
ISHARES CORE TOTAL US BOND M   ETF              464287226   133903   1197702 SH                                  0 0        0
JPMORGAN ALERIAN MLP INDEX     ETF              46625H365     2882     70487 SH                                  0 0        0
ALERIAN MLP ETF                ETF              00162Q866       51      3055 SH                                  0 0        0
PIMCO TOTAL RETURN ETF         ETF              72201R775       96       877 SH                                  0 0        0
GUGGENHEIM BULLETSHARES 2015   ETF              18383M423       52      1950 SH                                  0 0        0
MARKET VECTORS-RENMINBI/USD    ETF              61747W257        6       150 SH                                  0 0        0
ISHARES BARCLAYS 1-3 YEAR CR   ETF              464288646       96       908 SH                                  0 0        0
POWERSHARES DB COMMODITY IND   ETF              73935S105       72      2585 SH                                  0 0        0
PWRSHS DB GOLD DOUBLE LONG     ETF              25154H749       17       300 SH                                  0 0        0
IPATH DOW JONES-UBS COMMDTY    ETF              06738C778     1216     28150 SH                                  0 0        0
PROSHARES SHORT DOW30          ETF              74347R701        6       190 SH                                  0 0        0
ISHARES DJ SELECT DIVIDEND     ETF              464287168     3539     60841 SH                                  0 0        0
PROSHARES ULTRASHORT DOW30     ETF              74348A590       12       250 SH                                  0 0        0
SPDR S&P EMERGING MARKETS DI   ETF              78463X533      897     20301 SH                                  0 0        0
ISHARES MSCI EMERGING MKT IN   ETF              464287234      355      8468 SH                                  0 0        0
ISHARES MSCI EAFE INDEX FUND   ETF              464287465     9065    166272 SH                                  0 0        0
ISHARES JP MORGAN EM BOND FD   ETF              464288281       28       226 SH                                  0 0        0
ISHARES MSCI AUSTRALIA INDEX   ETF              464286103        3       130 SH                                  0 0        0
ISHARES MSCI GERMANY INDEX     ETF              464286806        1        30 SH                                  0 0        0
ISHARES MSCI HONG KONG INDEX   ETF              464286871        4       200 SH                                  0 0        0
ISHARES MSCI JAPAN INDEX FD    ETF              464286848       50      5400 SH                                  0 0        0
ISHARES MSCI SINGAPORE         ETF              464286673        3       250 SH                                  0 0        0
ISHARES MSCI SOUTH KOREA IND   ETF              464286772        3        55 SH                                  0 0        0
ISHARES MSCI BRAZIL            ETF              464286400        8       150 SH                                  0 0        0
CURRENCYSHARES CANADIAN DOLL   ETF              23129X105       43       429 SH                                  0 0        0
GREENHAVEN CONTINUOUS CMDTY    ETF              395258106       42      1390 SH                                  0 0        0
MARKET VECTORS GOLD MINERS     ETF              57060U100       53      1010 SH                                  0 0        0
MARKET VECTORS JR GOLD MINER   ETF              57060U589       14       600 SH                                  0 0        0
SPDR GOLD TRUST                ETF              78463V107     1303      7776 SH                                  0 0        0
GS CONNECT S&P GSCI ENH COMM   ETF              38144L852       21       433 SH                                  0 0        0
ISHARES S&P GSCI COMMODITY I   ETF              46428R107     1156     34849 SH                                  0 0        0
ISHARES GOLD TRUST             ETF              464285105       76      4503 SH                                  0 0        0
ISHARES NASDAQ BIOTECH INDX    ETF              464287556        4        30 SH                                  0 0        0
ISHARES COHEN & STEERS RLTY    ETF              464287564       50       640 SH                                  0 0        0
ISHARES DJ US UTILITIES SECT   ETF              464287697      173      1908 SH                                  0 0        0
MARKET VECTORS INDONESIA IND   ETF              57060U753        1        36 SH                                  0 0        0
ISHARES CORE S&P MIDCAP ETF    ETF              464287507       78       792 SH                                  0 0        0
ISHARES S&P MIDCAP 400/GRWTH   ETF              464287606        8        70 SH                                  0 0        0
ISHARES CORE S&P SMALL-CAP E   ETF              464287804       66       868 SH                                  0 0        0
ISHARES S&P SMALLCAP 600/GRO   ETF              464287887        7        84 SH                                  0 0        0
ISHARES S&P 500 VALUE INDEX    ETF              464287408        7       106 SH                                  0 0        0
ISHARES CORE S&P 500 ETF       ETF              464287200      266      1850 SH                                  0 0        0
ISHARES S&P 500 GROWTH INDEX   ETF              464287309       10       124 SH                                  0 0        0
ISHARES RUSSELL 1000 INDEX     ETF              464287622     1509     19036 SH                                  0 0        0
ISHARES RUSSELL 1000 VALUE     ETF              464287598       46       634 SH                                  0 0        0
ISHARES RUSSELL 1000 GROWTH    ETF              464287614       22       340 SH                                  0 0        0
ISHARES RUSSELL 2000           ETF              464287655      698      8532 SH                                  0 0        0
ISHARES RUSSELL 2000 VALUE     ETF              464287630       22       307 SH                                  0 0        0
ISHARES RUSSELL 2000 GROWTH    ETF              464287648       22       235 SH                                  0 0        0
ISHARES RUSSELL MIDCAP INDEX   ETF              464287499      622      5608 SH                                  0 0        0
ISHARES RUSSELL MIDCAP VALUE   ETF              464287473        8       159 SH                                  0 0        0
ISHARES RUSSELL 3000 INDEX     ETF              464287689     6700     79223 SH                                  0 0        0
ISHARES DJ US REAL ESTATE      ETF              464287739    26276    407068 SH                                  0 0        0
IPATH DJ-UBS PRECIOUS METALS   ETF              06739H248        7        71 SH                                  0 0        0
ISHARES IBOXX INV GR CORP BD   ETF              464287242     6083     49650 SH                                  0 0        0
SPDR S&P MIDCAP 400 ETF TRST   ETF              78467Y107      595      3317 SH                                  0 0        0
ISHARES S&P 100 INDEX FUND     ETF              464287101       33       500 SH                                  0 0        0
POWERSHARES CEF INCOME COMPO   ETF              73936Q843       22       855 SH                                  0 0        0
POWERSHARES H/Y EQ DVD ACHIE   ETF              73935X302       26      2700 SH                                  0 0        0
POWERSHARES WATER RESOURCES    ETF              73935X575        4       220 SH                                  0 0        0
PROSHARES SHORT QQQ            ETF              74347R602       10       402 SH                                  0 0        0
IQ HEDGE MULTI-STRAT TRACKER   ETF              45409B107       20       700 SH                                  0 0        0
POWERSHARES QQQ NASDAQ 100     ETF              73935A104        3        50 SH                                  0 0        0
PROSHARES ULTRASHORT S&P500    ETF              74347B300       79      1450 SH                                  0 0        0
PROSHARES SHORT S&P500         ETF              74347R503       12       350 SH                                  0 0        0
SPDR NUVEEN BARCLAYS CAPITAL   ETF              78464A425      816     33390 SH                                  0 0        0
ISHARES BARCLAYS 1-3 YEAR TR   ETF              464287457      253      3005 SH                                  0 0        0
ISHARES SILVER TRUST           ETF              46428Q109       78      2480 SH                                  0 0        0
POWERSHARES S&P 500 LOW VOLA   ETF              73937B779      214      7600 SH                                  0 0        0
DIREXION DAILY S&P 500 BULL    ETF              25459W862        9       100 SH                                  0 0        0
SPDR S&P 500 ETF TRUST         ETF              78462F103   100664    701928 SH                                  0 0        0
ISHARES S&P S/T NATL AMT       ETF              464288158      150      1410 SH                                  0 0        0
POWERSHARES DB CRUDE SHORT     ETF              25154K874        5       115 SH                                  0 0        0
PROSHARES ULTRASHORT 20+Y TR   ETF              74347B201       25       385 SH                                  0 0        0
ISHARES BARCLAYS TIPS BOND     ETF              464287176    22428    184575 SH                                  0 0        0
ISHARES BARCLAYS 20+ YEAR TR   ETF              464287432     3526     29147 SH                                  0 0        0
US NATURAL GAS FUND LP         ETF              912318201        2        95 SH                                  0 0        0
UNITED STATES OIL FUND LP      ETF              91232N108      170      5180 SH                                  0 0        0
VANGUARD SMALL-CAP GRWTH ETF   ETF              922908595      509      5900 SH                                  0 0        0
VANGUARD SMALL-CAP VALUE ETF   ETF              922908611       14       194 SH                                  0 0        0
VANGUARD CONSUMER STAPLE ETF   ETF              92204A207      151      1650 SH                                  0 0        0
VANGUARD ENERGY ETF            ETF              92204A306       16       150 SH                                  0 0        0
VANGUARD DIVIDEND APPREC ETF   ETF              921908844       75      1265 SH                                  0 0        0
PROSHARES VIX SHORT-TERM FUT   ETF              74347W692       14       750 SH                                  0 0        0
VANGUARD REIT ETF              ETF              922908553      421      6452 SH                                  0 0        0
VANGUARD US TOTAL STOCK MKT    ETF              922908769        9       126 SH                                  0 0        0
VANGUARD VALUE ETF             ETF              922908744      365      6155 SH                                  0 0        0
VANGUARD GROWTH ETF            ETF              922908736      785     11018 SH                                  0 0        0
VANGUARD MSCI EMERGING MARKE   ETF              922042858       53      1265 SH                                  0 0        0
IPATH S&P 500 VIX S/T FU ETN   ETF              06740C188        4       125 SH                                  0 0        0
ENERGY SELECT SECTOR SPDR      ETF              81369Y506        1         8 SH                                  0 0        0
UTILITIES SELECT SECTOR SPDR   ETF              81369Y886       43      1157 SH                                  0 0        0
HEALTH CARE SELECT SECTOR      ETF              81369Y209        5       126 SH                                  0 0        0